Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

Balance sheet items, except for equity accounts:

As of September 30,
	2025	2024	2023
RMB to US	US$1=RMB7.1190	US$1=RMB7.0176	US$1=RMB7.2960
JPY to US	US$1=JPY147.9700	US$1=JPY143.2500	US$1=JPY149.4300
HKD to US	US$1=HKD7.7809	US$1=HKD7.7693	US$1=HKD7.8308

Items in the statements of income and comprehensive income, and statements of cash flows:

For the Years Ended September 30,
	2025	2024	2023
RMB to US	US$1=RMB7.2125	US$1=RMB7.2043	US$1=RMB7.0533
JPY to US	US$1=JPY149.1517	US$1=JPY150.3267	US$1=JPY138.9277
HKD to US	US$1=HKD7.7948	US$1=HKD7.8127	US$1=HKD7.8310

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	4 – 6 years
Office equipment	3 – 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Fair Value on Recurring Basis Using Significant Unobservable Inputs	The change for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Amount
Fair value as of July 17, 2025	$871,029
Change in Fair Value	16,202
Fair value as of September 30, 2025	$887,231

Schedule of Fair Value of Derivative Liability

The significant unobservable inputs used in the measurement of fair value of derivative liability as of September 30, 2025 are as follows:

	CB@2025/07/17	CB@2025/09/30	CB@2025/10/06
Expected term (in years)	2.0	1.8	1.78
Volatility	55.18%	52.67%	52.97%
Risk free interest rate	3.99%	3.69%	3.69%
Dividend yield	0.00%	0.00%	0.00%